Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill by Segment

The following is a continuity of the Company’s goodwill by segment:

	North America	Europe	Asia	Rest of World	Total

Balance, December 31, 2011	$644	$392	$74	$86	$1,196
Acquisitions [note 6]	75	206	0	8	289
Foreign exchange and other	(18)	13	0	(7)	(12)

Balance, December 31, 2012	701	611	74	87	1,473
Acquisitions [note 6]	(24)	22	3	0	1
Impairments [note 3]	0	0	0	(22)	(22)
Reallocation between reporting segments [i]	0	0	51	(51)	0
Foreign exchange and other	(21)	22	1	(14)	(12)

Balance, December 31, 2013	$656	$655	$129	$0	$1,440

[i]	During the fourth quarter of 2013, the Company began reporting Asia and Rest of World as separate reporting segments [note 23]. As a result, goodwill was assigned to the reporting segments using a relative fair value allocation.